FAIR VALUE MEASUREMENTS (Changes in fair value of rate swap derivative) (Details)	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Change in fair value of interest rate swap	¥ 0	$ 0	¥ 78,878,089	¥ 69,974,512
Interest Rate Swap [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at January 1,			61,271,965	12,786,001
Change in fair value of interest rate swap			78,878,089	69,974,512
Change in fair value of interest rate swap cash flow hedges	12,294,252
Cash settlement			¥ (140,150,054)	(21,488,548)
Balance at December 31,	¥ 12,294,252			¥ 61,271,965